UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10407

Master Portfolio Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: August 31

Date of reporting period: May 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

MASTER PORTFOLIO TRUST

LIQUID RESERVES PORTFOLIO

FORM N-Q

MAY 31, 2015

LIQUID RESERVES PORTFOLIO

Schedule of investments (unaudited)	May 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 100.5%
Asset-Backed Commercial Paper - 0.2%
Old Line Funding LLC	0.220%	8/7/15	$100,000,000	$99,959,055	(a)(c)
Old Line Funding LLC	0.220%	8/11/15	25,000,000	24,989,153	(a)(c)

Total Asset-Backed Commercial Paper				124,948,208

Bank Notes - 1.9%
Bank of America N.A.	0.250%	6/4/15	195,000,000	195,000,000
Bank of America N.A.	0.280%	6/22/15	250,000,000	250,000,000
Bank of America N.A.	0.290%	7/1/15	247,000,000	247,000,000
Bank of America N.A.	0.260%	7/16/15	286,000,000	286,000,000
Bank of America N.A.	0.300%	7/21/15	240,000,000	240,000,000

Total Bank Notes				1,218,000,000

Certificates of Deposit - 32.0%
Bank of Montreal	0.240%	6/3/15	245,000,000	245,000,000
Bank of Montreal	0.270%	8/12/15	150,000,000	150,000,000
Bank of Montreal	0.310%	11/4/15	245,000,000	245,000,000
Bank of Montreal	0.310%	11/9/15	160,000,000	160,000,000
Bank of Montreal	0.310%	11/10/15	489,500,000	489,499,998
Bank of Nova Scotia	0.305%	12/28/15	400,000,000	400,000,000	(b)
Bank of Tokyo-Mitsubishi UFJ NY	0.270%	6/23/15	347,000,000	347,000,000
Bank of Tokyo-Mitsubishi UFJ NY	0.250%	8/28/15	200,000,000	200,000,000
Bank of Tokyo-Mitsubishi UFJ NY	0.350%	10/26/15	325,000,000	325,000,000
Bank of Tokyo-Mitsubishi UFJ NY	0.350%	11/12/15	150,000,000	150,000,000
BNP Paribas NY Branch	0.300%	7/8/15	380,000,000	380,000,000
BNP Paribas NY Branch	0.350%	8/10/15	392,000,000	392,000,000
BNP Paribas NY Branch	0.350%	8/13/15	195,000,000	195,000,000
BNP Paribas NY Branch	0.390%	11/2/15	95,000,000	95,000,000
BNP Paribas NY Branch	0.400%	11/2/15	200,000,000	200,000,000
BNP Paribas NY Branch	0.400%	11/3/15	100,000,000	100,000,000
Canadian Imperial Bank of Commerce	0.160%	8/4/15	250,000,000	250,000,000
Citibank N.A.	0.180%	6/10/15	190,000,000	190,000,000
Citibank N.A.	0.280%	7/22/15	190,000,000	190,000,000
Citibank N.A.	0.391%	10/2/15	100,000,000	100,000,000	(b)
Credit Agricole Corp.	0.390%	8/3/15	175,000,000	175,000,000
Credit Agricole Corp.	0.390%	8/3/15	94,100,000	94,100,000
DnB NOR Bank ASA	0.250%	6/1/15	97,000,000	97,000,000
DnB NOR Bank ASA	0.215%	6/26/15	45,000,000	45,000,467
HSBC Bank USA	0.265%	9/1/15	350,000,000	350,000,000
HSBC Bank USA	0.320%	10/20/15	93,000,000	93,000,000
HSBC Bank USA	0.320%	10/23/15	197,000,000	197,000,000
Mitsubishi UFJ Trust & Banking NY	0.300%	7/9/15	97,000,000	97,000,000
Mitsubishi UFJ Trust & Banking NY	0.330%	8/25/15	167,000,000	167,000,000
Mitsubishi UFJ Trust & Banking NY	0.270%	9/3/15	160,000,000	160,000,000
Mitsubishi UFJ Trust & Banking NY	0.360%	10/27/15	100,000,000	100,000,000
Mizuho Bank Ltd.	0.270%	6/18/15	322,000,000	321,999,240
Mizuho Bank Ltd.	0.260%	8/24/15	182,000,000	182,000,000
Mizuho Bank Ltd.	0.350%	10/26/15	450,000,000	450,000,000
Mizuho Bank Ltd.	0.350%	11/16/15	499,700,000	499,700,000
Natixis NY	0.340%	6/2/15	494,750,000	494,750,000
Natixis NY	0.270%	7/8/15	250,000,000	250,000,000
Natixis NY	0.350%	7/31/15	420,000,000	420,000,000
Natixis NY	0.380%	7/31/15	97,750,000	97,750,000
Natixis NY	0.380%	9/1/15	50,000,000	50,000,000
Nordea Bank Finland PLC	0.275%	8/25/15	192,000,000	191,997,737
Nordea Bank Finland PLC	0.330%	11/18/15	87,000,000	87,000,000

See Notes to Schedule of Investments.

LIQUID RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	May 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Certificates of Deposit - (continued)
Norinchukin Bank	0.330%	8/19/15	$491,000,000	$491,000,000
Norinchukin Bank	0.350%	10/23/15	240,000,000	239,995,209
Norinchukin Bank	0.350%	10/26/15	499,480,000	499,480,000
Norinchukin Bank	0.350%	10/27/15	150,000,000	150,000,000
Norinchukin Bank	0.360%	11/2/15	80,000,000	80,000,000
Norinchukin Bank	0.360%	11/13/15	125,000,000	124,997,141
Oversea-Chinese Banking Corp. Ltd.	0.270%	6/3/15	150,000,000	150,000,000
Oversea-Chinese Banking Corp. Ltd.	0.180%	6/5/15	96,325,000	96,325,000
Oversea-Chinese Banking Corp. Ltd.	0.180%	6/8/15	96,500,000	96,500,000
Oversea-Chinese Banking Corp. Ltd.	0.280%	8/3/15	50,000,000	49,999,125
Oversea-Chinese Banking Corp. Ltd.	0.200%	9/1/15	150,000,000	150,000,000
Rabobank Nederland NY	0.280%	7/7/15	39,350,000	39,350,000
Rabobank Nederland NY	0.290%	8/10/15	144,650,000	144,648,596
Royal Bank of Canada	0.265%	7/6/15	592,250,000	592,250,000
Royal Bank of Canada	0.276%	8/19/15	395,000,000	395,000,000	(b)
Skandinaviska Enskilda Banken AB	0.250%	7/2/15	215,000,000	215,000,000
Skandinaviska Enskilda Banken AB	0.596%	11/16/15	96,000,000	96,113,448	(b)
Standard Chartered Bank NY	0.290%	7/6/15	245,000,000	245,000,000
Standard Chartered Bank NY	0.340%	7/7/15	147,250,000	147,250,000
Standard Chartered Bank NY	0.340%	7/9/15	100,000,000	100,000,000
Standard Chartered Bank NY	0.330%	7/30/15	245,000,000	245,000,000
Standard Chartered Bank NY	0.370%	9/18/15	25,000,000	25,000,000
Standard Chartered Bank NY	0.380%	11/6/15	50,000,000	50,000,000
State Street Bank & Trust Co.	0.316%	10/22/15	425,000,000	425,000,000
Sumitomo Mitsui Banking Corp.	0.250%	6/17/15	240,000,000	240,000,000
Sumitomo Mitsui Banking Corp.	0.310%	7/9/15	500,000,000	499,997,365
Sumitomo Mitsui Banking Corp.	0.250%	8/7/15	65,000,000	65,000,000
Sumitomo Mitsui Banking Corp.	0.320%	8/19/15	297,000,000	297,000,000
Sumitomo Mitsui Banking Corp.	0.350%	9/25/15	380,000,000	380,000,000
Sumitomo Mitsui Trust & Banking Co., Ltd.	0.260%	6/2/15	187,000,000	187,000,000
Sumitomo Mitsui Trust & Banking Co., Ltd.	0.320%	7/8/15	670,000,000	670,000,000
Sumitomo Mitsui Trust & Banking Co., Ltd.	0.320%	7/20/15	99,700,000	99,700,000
Sumitomo Mitsui Trust & Banking Co., Ltd.	0.350%	10/15/15	166,400,000	166,399,981
Sumitomo Mitsui Trust & Banking Co., Ltd.	0.350%	10/26/15	72,500,000	72,500,000
Sumitomo Mitsui Trust & Banking Co., Ltd.	0.350%	10/27/15	100,000,000	100,000,000
Sumitomo Mitsui Trust & Banking Co., Ltd.	0.350%	11/2/15	120,000,000	120,000,000
Svenska Handelsbanken NY	0.205%	8/6/15	300,000,000	300,002,748
Svenska Handelsbanken NY	0.205%	8/28/15	250,000,000	250,003,053
Svenska Handelsbanken NY	0.290%	9/21/15	250,000,000	249,999,998
Svenska Handelsbanken NY	0.315%	11/12/15	495,000,000	495,011,259
Swedbank AB	0.250%	6/2/15	122,000,000	122,000,000
Toronto Dominion Bank NY	0.270%	6/1/15	150,000,000	150,000,000
Toronto Dominion Bank NY	0.230%	6/8/15	150,000,000	150,000,000
Toronto Dominion Bank NY	0.250%	6/10/15	195,000,000	195,000,000
Toronto Dominion Bank NY	0.253%	6/16/15	21,000,000	21,000,812	(b)
Toronto Dominion Bank NY	0.260%	7/17/15	390,000,000	390,000,000
Toronto Dominion Bank NY	0.276%	7/22/15	100,000,000	100,000,000	(b)
Toronto Dominion Bank NY	0.260%	7/30/15	142,000,000	142,000,000
Toronto Dominion Bank NY	0.294%	8/24/15	220,000,000	220,000,000	(b)
UBS AG Stamford Branch	0.270%	6/26/15	200,000,000	200,000,000
Wells Fargo Bank N.A.	0.250%	6/12/15	100,000,000	100,000,000
Wells Fargo Bank N.A.	0.316%	2/16/16	247,250,000	247,250,000	(b)

Total Certificates of Deposit				20,501,571,177

See Notes to Schedule of Investments.

LIQUID RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	May 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Certificates of Deposit (Euro) - 1.1%
Standard Chartered Bank	0.430%	7/17/15	$700,000,000	$700,008,916

Commercial Paper - 41.3%
ANZ National International Ltd.	0.250%	6/1/15	100,000,000	100,000,000	(a)(c)
ANZ National International Ltd.	0.250%	6/5/15	94,250,000	94,247,382	(a)(c)
ANZ National International Ltd.	0.250%	6/8/15	145,000,000	144,992,951	(a)(c)
ANZ National International Ltd.	0.280%	7/7/15	100,000,000	99,972,000	(a)(c)
ANZ National International Ltd.	0.280%	7/20/15	95,000,000	94,963,794	(a)(c)
ANZ National International Ltd.	0.270%	7/27/15	100,000,000	99,958,000	(a)(c)
ANZ National International Ltd.	0.310%	11/12/15	95,000,000	94,865,839	(a)(c)
ASB Finance Ltd.	0.260%	6/15/15	100,000,000	99,989,889	(a)(c)
ASB Finance Ltd.	0.270%	7/16/15	100,000,000	99,966,250	(a)(c)
ASB Finance Ltd.	0.285%	9/25/15	92,000,000	91,915,514	(a)(c)
Automatic Data Processing Inc.	0.090%	6/2/15	260,000,000	259,999,350	(a)(c)
Bank Nederlandse Gemeenten NV	0.170%	6/26/15	92,000,000	91,989,139	(a)(c)
Bank Nederlandse Gemeenten NV	0.170%	6/26/15	50,000,000	49,994,097	(a)(c)
Bank Nederlandse Gemeenten NV	0.180%	6/30/15	196,500,000	196,471,508	(a)(c)
Bank Nederlandse Gemeenten NV	0.275%	8/24/15	150,000,000	149,903,750	(a)(c)
Bank of Nova Scotia	0.250%	6/19/15	87,626,000	87,615,047	(a)(c)
Bank of Nova Scotia	0.316%	11/2/15	93,400,000	93,274,144	(a)(c)
Bank of Nova Scotia	0.310%	11/6/15	497,000,000	496,323,803	(a)(c)
Bank of Nova Scotia	0.317%	4/4/16	195,000,000	195,000,000	(b)
Barclays U.S. Funding LLC	0.140%	6/1/15	1,153,973,000	1,153,973,000	(a)(c)
BNZ International Funding Ltd.	0.270%	7/20/15	100,000,000	99,963,250	(a)(c)
BNZ International Funding Ltd.	0.190%	8/10/15	83,000,000	82,969,336	(a)(c)
BNZ International Funding Ltd.	0.300%	10/23/15	95,000,000	94,886,000	(a)(c)
BNZ International Funding Ltd.	0.310%	11/12/15	100,000,000	99,858,778	(a)(c)
Caisse des Depots et Consignations	0.140%	6/18/15	117,000,000	116,992,265	(a)(d)
Caisse des Depots et Consignations	0.200%	6/22/15	247,000,000	246,971,183	(a)(d)
Caisse des Depots et Consignations	0.280%	7/7/15	192,000,000	191,946,240	(a)(d)
Caisse des Depots et Consignations	0.190 - 0.280%	8/18/15	200,000,000	199,917,667	(a)(d)
Caisse des Depots et Consignations	0.190 - 0.280%	8/18/15	125,000,000	124,924,167	(a)(d)
Caisse des Depots et Consignations	0.190%	8/19/15	122,000,000	121,949,133	(a)(d)
Caisse des Depots et Consignations	0.300%	10/1/15	496,500,000	495,995,225	(a)(d)
Commonwealth Bank of Australia	0.195%	8/28/15	270,000,000	269,871,299	(a)(c)
Corpoerative Centrale	0.310%	11/5/15	345,000,000	344,533,581	(a)
Credit Agricole Corporate and Investment Bank	0.080%	6/1/15	1,453,500,000	1,453,500,000	(a)
Credit Suisse NY	0.290%	7/6/15	200,000,000	199,943,611	(a)
Credit Suisse NY	0.290%	7/7/15	450,000,000	449,869,500	(a)
DBS Bank Ltd.	0.270%	6/8/15	99,250,000	99,244,789	(a)(c)
DBS Bank Ltd.	0.270%	6/9/15	200,000,000	199,988,000	(a)(c)
DBS Bank Ltd.	0.250%	6/16/15	124,700,000	124,687,010	(a)(c)
DBS Bank Ltd.	0.200%	6/17/15	100,000,000	99,991,111	(a)(c)
DBS Bank Ltd.	0.270%	7/8/15	100,000,000	99,972,250	(a)(c)
DBS Bank Ltd.	0.270%	8/10/15	146,250,000	146,173,219	(a)(c)
DBS Bank Ltd.	0.180%	8/18/15	58,000,000	57,977,380	(a)(c)
DBS Bank Ltd.	0.190%	8/25/15	50,000,000	49,977,569	(a)(c)
DBS Bank Ltd.	0.190%	8/25/15	50,000,000	49,977,569	(a)(c)
DBS Bank Ltd.	0.195%	8/27/15	100,000,000	99,952,875	(a)(c)
DBS Bank Ltd.	0.210%	9/1/15	100,000,000	99,946,333	(a)(c)
DBS Bank Ltd.	0.210%	9/2/15	90,000,000	89,951,175	(a)(c)
DBS Bank Ltd.	0.290%	11/2/15	100,000,000	99,875,945	(a)(c)
DBS Bank Ltd.	0.290%	11/3/15	97,550,000	97,428,198	(a)(c)
DnB NOR Bank ASA	0.240%	6/1/15	142,000,000	142,000,000	(a)(c)

See Notes to Schedule of Investments.

LIQUID RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	May 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Commercial Paper - (continued)
DnB NOR Bank ASA	0.245%	6/9/15	$250,000,000	$249,986,389	(a)(c)
DnB NOR Bank ASA	0.310%	8/18/15	445,750,000	445,450,605	(a)(c)
DnB NOR Bank ASA	0.290 - 0.305%	8/21/15	90,650,000	90,589,298	(a)(c)
DnB NOR Bank ASA	0.326%	10/20/15	142,000,000	141,819,246	(a)(c)
DnB NOR Bank ASA	0.326%	10/20/15	100,000,000	99,872,708	(a)(c)
DnB NOR Bank ASA	0.326%	10/28/15	100,000,000	99,865,486	(a)(c)
DnB NOR Bank ASA	0.321%	11/10/15	50,000,000	49,928,000	(a)(c)
Fortis Bank NY	0.060%	6/1/15	225,000,000	225,000,000	(a)
HSBC Bank PLC	0.300%	9/22/15	91,400,000	91,313,932	(a)(c)
HSBC Bank PLC	0.321%	10/29/15	220,000,000	219,706,666	(a)(c)
HSBC Bank PLC	0.336%	1/12/16	270,000,000	270,000,000	(b)(c)
HSBC USA Inc.	0.336%	10/28/15	150,000,000	149,792,021	(a)
ING U.S. Funding LLC	0.290%	7/6/15	100,000,000	99,971,806	(a)
ING U.S. Funding LLC	0.300%	7/15/15	500,000,000	499,816,667	(a)
ING U.S. Funding LLC	0.300%	7/15/15	39,700,000	39,685,443	(a)
ING U.S. Funding LLC	0.315%	7/28/15	17,210,000	17,201,417	(a)
JPMorgan Securities LLC	0.321%	11/2/15	442,000,000	441,394,950	(a)
JPMorgan Securities LLC	0.335%	11/23/15	395,000,000	395,000,000	(b)
JPMorgan Securities LLC	0.401%	12/4/15	370,000,000	369,235,334	(a)
Kreditanstalt Fur Wiederaufbau International Finance Inc.	0.160%	6/5/15	50,000,000	49,999,111	(a)
Kreditanstalt Fur Wiederaufbau International Finance Inc.	0.160%	8/6/15	110,000,000	109,967,734	(a)
Kreditanstalt Fur Wiederaufbau International Finance Inc.	0.160%	8/14/15	20,000,000	19,993,422	(a)
Lloyds Bank PLC	0.060%	6/1/15	2,280,000,000	2,280,000,000	(a)
National Australia Bank Ltd.	0.190%	8/26/15	250,000,000	249,886,528	(a)(c)
National Bank of Canada	0.210%	8/28/15	150,000,000	149,923,001	(a)(c)
National Bank of Canada	0.210%	8/28/15	100,000,000	99,948,667	(a)
Natixis NY	0.070%	6/1/15	325,000,000	325,000,000	(a)
Nordea Bank AB	0.180%	6/25/15	26,854,000	26,850,778	(a)(c)
Nordea Bank AB	0.300%	10/21/15	200,000,000	199,763,333	(a)(c)
Nordea Bank AB	0.316%	11/10/15	415,000,000	414,411,738	(a)(c)
NRW Bank	0.140%	6/3/15	300,000,000	299,997,667	(a)(c)
NRW Bank	0.185%	6/18/15	90,000,000	89,992,138	(a)(c)
NRW Bank	0.155%	6/22/15	250,000,000	249,977,396	(a)(c)
NRW Bank	0.150%	6/29/15	100,000,000	99,988,333	(a)(c)
NRW Bank	0.195%	7/17/15	75,000,000	74,981,313	(a)(c)
NRW Bank	0.195%	7/20/15	482,000,000	481,872,068	(a)(c)
NRW Bank	0.200%	8/26/15	200,000,000	199,904,445	(a)(c)
NRW Bank	0.200%	8/26/15	50,000,000	49,976,111	(a)(c)
Oversea-Chinese Banking Corp. Ltd.	0.200%	7/6/15	150,000,000	149,970,833	(a)
Oversea-Chinese Banking Corp. Ltd.	0.200%	7/10/15	200,000,000	199,956,667	(a)
Oversea-Chinese Banking Corp. Ltd.	0.180%	7/14/15	200,000,000	199,957,000	(a)
Oversea-Chinese Banking Corp. Ltd.	0.180%	7/17/15	170,000,000	169,960,900	(a)
Oversea-Chinese Banking Corp. Ltd.	0.190%	8/5/15	125,000,000	124,957,118	(a)
Oversea-Chinese Banking Corp. Ltd.	0.200%	8/26/15	100,000,000	99,952,222	(a)
Oversea-Chinese Banking Corp. Ltd.	0.200%	8/26/15	60,000,000	59,971,333	(a)
PNC Bank NA	0.411%	10/14/15	144,000,000	143,778,600	(a)
PNC Bank NA	0.411%	10/14/15	5,350,000	5,341,774	(a)
PNC Bank NA	0.381 - 0.391%	11/2/15	272,000,000	271,552,629	(a)
PNC Bank NA	0.381 - 0.391%	11/2/15	41,250,000	41,182,946	(a)
PNC Bank NA	0.401%	11/9/15	143,000,000	142,744,189	(a)
Reckitt Benckiser Treasury	0.351%	8/10/15	50,000,000	49,965,972	(a)(c)
Reckitt Benckiser Treasury	0.300%	11/6/15	100,000,000	99,868,334	(a)(c)

See Notes to Schedule of Investments.

LIQUID RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	May 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Commercial Paper - (continued)
Skandinaviska Enskilda Banken AG	0.230%	6/12/15	$270,000,000	$269,981,025	(a)(c)
Skandinaviska Enskilda Banken AG	0.230%	6/18/15	312,600,000	312,566,048	(a)(c)
Skandinaviska Enskilda Banken AG	0.341%	9/21/15	437,000,000	436,537,752	(a)(c)
Skandinaviska Enskilda Banken AG	0.351%	9/22/15	90,000,000	89,901,125	(a)(c)
Societe Generale N.A.	0.350 - 0.401%	7/31/15	1,111,350,000	1,110,679,091	(a)(c)
Sumitomo Mitsui Trust & Banking Co., Ltd.	0.260%	8/28/15	100,000,000	99,936,445	(a)(c)
Svenska Handelsbanken AB	0.290%	9/21/15	245,000,000	244,778,956	(a)(c)
Swedbank AB	0.240%	6/4/15	188,500,000	188,496,230	(a)
Swedbank AB	0.250%	7/2/15	100,000,000	99,978,472	(a)
Swedbank AB	0.250%	7/2/15	48,000,000	47,989,667	(a)
Swedbank AB	0.250%	7/7/15	200,000,000	199,950,000	(a)
Swedbank AB	0.300%	8/17/15	193,000,000	192,876,158	(a)
Swedbank AB	0.331%	10/27/15	196,000,000	195,734,093	(a)
Swedbank AB	0.331%	10/28/15	50,000,000	49,931,708	(a)
Swedish Export Credit	0.160%	6/26/15	272,800,000	272,769,689	(a)
Toronto Dominion Holdings	0.180%	6/8/15	85,000,000	84,997,025	(a)(c)
Toronto Dominion Holdings	0.200%	7/13/15	125,000,000	124,970,833	(a)(c)
United Overseas Bank Ltd.	0.291%	6/11/15	145,000,000	144,988,319	(a)(c)
United Overseas Bank Ltd.	0.270%	6/12/15	99,250,000	99,241,812	(a)(c)
United Overseas Bank Ltd.	0.291%	6/15/15	97,000,000	96,989,061	(a)(c)
United Overseas Bank Ltd.	0.291%	6/18/15	100,000,000	99,986,306	(a)(c)
United Overseas Bank Ltd.	0.291%	6/22/15	150,000,000	149,974,625	(a)(c)
United Overseas Bank Ltd.	0.300%	11/19/15	90,000,000	89,871,750	(a)(c)
Westpac Banking Corp.	0.283%	11/18/15	345,000,000	345,000,000	(b)(c)
Westpac Banking Corp.	0.284%	11/20/15	220,000,000	220,000,000	(b)(c)

Total Commercial Paper				26,442,000,573

Corporate Bonds & Notes - 1.2%
HSBC Bank PLC, Senior Notes	3.500%	6/28/15	30,500,000	30,570,780	(d)
ING Bank NV, Senior Notes	0.496%	7/22/15	43,000,000	43,001,566	(b)(d)
ING Bank NV, Senior Notes	3.000%	9/1/15	34,410,000	34,616,496	(d)
JPMorgan Chase Bank N.A., Senior Notes	0.424%	6/6/16	300,000,000	300,000,000	(b)
National Bank of Canada, Senior Notes	1.500%	6/26/15	31,359,000	31,383,553
Sumitomo Mitsui Banking Corp., Senior Notes	3.150%	7/22/15	20,000,000	20,075,859	(d)
Wells Fargo Bank N.A., Senior Notes	0.405%	6/21/16	275,000,000	275,000,000	(b)

Total Corporate Bonds & Notes				734,648,254

Medium-Term Notes - 0.4%
Wells Fargo Bank N.A.	0.390%	6/17/16	250,000,000	250,000,000	(b)

Time Deposits - 14.2%
Bank of Tokyo Mitsubishi	0.060%	6/1/15	785,307,000	785,307,000
Barclays Bank PLC NY	0.140%	6/1/15	95,000,000	95,000,000
CIBC Grand Cayman	0.050%	6/1/15	485,000,000	485,000,000
Credit Agricole	0.080%	6/1/15	446,000,000	446,000,000
DnB NOR Bank ASA	0.050%	6/1/15	800,000,000	800,000,000
Fortis Bank Grand Cayman	0.060%	6/1/15	171,000,000	171,000,000
Natixis Grand Cayman	0.070%	6/1/15	545,000,000	545,000,000
Nordea Finland Grand Cayman	0.050%	6/1/15	1,610,000,000	1,610,000,000
Skandinaviska Enskilda Cayman	0.060%	6/1/15	885,000,000	885,000,000
Societe Generale Grand Cayman	0.050%	6/1/15	55,000,000	55,000,000
Standard Chartered Bank NY	0.060%	6/1/15	900,000,000	900,000,000
Svenska Handelsbanken Grand Cayman	0.060%	6/1/15	865,000,000	865,000,000
Swedbank Grand Cayman	0.060%	6/1/15	1,435,000,000	1,435,000,000

Total Time Deposits				9,077,307,000

U.S. Treasury Bills - 0.3%
U.S. Treasury Bills	0.070%	11/5/15	215,000,000	214,934,365	(a)

See Notes to Schedule of Investments.

LIQUID RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	May 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
U.S. Treasury Notes - 5.9%
U.S. Treasury Notes	0.060%	1/31/16	$1,138,475,000	$1,138,383,639	(b)
U.S. Treasury Notes	0.084%	4/30/16	580,000,000	580,004,999	(b)
U.S. Treasury Notes	0.085%	7/31/16	375,000,000	375,004,432	(b)
U.S. Treasury Notes	0.068%	10/31/16	1,025,000,000	1,024,837,794	(b)
U.S. Treasury Notes	0.099%	1/31/17	154,400,000	154,399,998	(b)
U.S. Treasury Notes	0.089%	4/30/17	500,000,000	500,048,492	(b)

Total U.S. Treasury Notes				3,772,679,354

Repurchase Agreements - 2.0%
Bank of America Corp., tri-party repurchase agreement dated 5/29/15; Proceeds at maturity-$1,280,776,533; (Fully collateralized by various U.S. government agency obligations, corporate bonds and notes and money market instruments, 0.000% to 8.750% due 6/1/2015 to 11/1/2114; Market value - $1,325,940,428)	0.210%	9/10/15	1,280,000,000	1,280,000,000

TOTAL INVESTMENTS - 100.5% (Cost - $64,316,097,847#)				64,316,097,847
Liabilities in Excess of Other Assets - (0.5)%				(322,344,259)

TOTAL NET ASSETS - 100.0%				$63,993,753,588

(a)	Rate shown represents yield-to-maturity.

(b)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(c)	Commercial paper exempt from registration under Section 4(2) of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s portfolio holdings as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Liquid Reserves Portfolio (the “Portfolio”) is a separate diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At May 31, 2015, all investors in the Portfolio were funds advised or administered by the manager of the Portfolio and/or its affiliates.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (formerly, Legg Mason North American Fund Valuation Committee) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Short-term investments†	—	$64,316,097,847	—	$64,316,097,847

†	See Schedule of Investments for additional detailed categorizations.

2. Money market fund reform

In July 2014, the U.S. Securities and Exchange Commission adopted money market fund reform to address potential systemic risks associated with money market funds and to improve transparency for money market fund investors. The reforms will require institutional prime and institutional municipal money market funds to sell and redeem shares at prices based on their market value (a floating net asset value). The reforms will also allow money market funds to impose liquidity fees and suspend redemptions temporarily, and will impose new requirements related to diversification, stress testing, and disclosure. As a result, the Portfolio may be required to implement changes that will impact and may adversely affect the Portfolio and its investors. The new rules will take effect in stages over the next two years.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Portfolio Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	July 21, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	July 21, 2015

By:	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	July 21, 2015